TAX SITUATION, Reconciliation of the Statutory Income Tax Rate to the Effective Tax Rate (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAX SITUATION [Abstract]
Theoretical tax and income tax rate in Peru	S/ (2,022,500)	S/ (1,573,200)	S/ (66,100)
Theoretical tax and income tax rate in Peru	(29.50%)	(29.50%)	(29.50%)
Decrease (Increase) in the statutory tax rate due to [Abstract]
Decrease (Increase) due to the profit of subsidiaries not domiciled in Peru	S/ (75,800)	S/ (12,800)	S/ 50,100
Provision tax on dividends from subsidiaries	(168,400)	(78,600)	(44,600)
Non-taxable income, net	156,200	3,600	117,300
Change in estimate of deferred tax rate, net (Banco de Crdito de Bolivia)	0	0	53,300
Income tax and effective income tax rate	S/ (2,110,501)	S/ (1,660,987)	S/ 109,977
Decrease (Increase) in the statutory tax rate due to [Abstract]
Decrease (Increase) due to the profit of subsidiaries not domiciled in Peru	(1.11%)	(0.24%)	22.36%
Provision tax on dividends	(2.46%)	(1.47%)	(19.91%)
Non-taxable income, net	2.29%	0.06%	52.32%
Change in estimate of deferred tax rate, net (Banco de Crdito de Bolivia)	0.00%	0.00%	23.80%
Income tax and effective income tax rate	(30.78%)	(31.15%)	49.07%